CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Oct. 31, 2023
Convertible Debentures
Schedule of Convertible Debentures

	$	$	$
Movement in convertible debt	Note 11.1	Note 11.2	Total
Balance - October 31, 2022	-	-	-
Additions to debt	2,000,000	6,000,000	8,000,000
Derivative liability recognition	(783,856)	(3,982,944)	(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)	-	(1,174,639)
Interest accretion	343,556	271,651	615,207
Debt payments	(137,745)	(123,261)	(261,006)
Balance - October 31, 2023	$247,316	$2,165,446	$2,412,762
Current portion	-	-	-
Non-current portion	247,316	2,165,446	2,412,762

Schedule of derivative liability assumption

Expected dividend yield	Nil
Risk-free interest rate	4.67%
Expected life	2.09 years
Expected volatility	99%

Schedule Of Fair Value Derivative Liability

Expected dividend yield	Nil
Risk-free interest rate	4.18%
Expected life	3.70 years
Expected volatility	99%

Schedule Of Black Scholes Option

Expected dividend yield	Nil
Risk-free interest rate	4.18%
Expected life	4.00 years
Expected volatility	99%